PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
PROPERTY, PLANT AND EQUIPMENT
Depreciation	$ 672,368	$ 568,038	$ 438,467